Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2011
Real Estate and Accumulated Depreciation Disclosure [Abstract]
Real Estate and Accumulated Depreciation
EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2011

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/11
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/11 (B)	Encumbrances
Hampshire Place	Los Angeles, CA	1989	259	10,806,000	30,335,330	1,975,273	10,806,000	32,310,603	43,116,603	(9,342,481)	33,774,122	—
Hamptons	Puyallup, WA	1991	230	1,119,200	10,075,844	2,181,372	1,119,200	12,257,216	13,376,416	(6,502,883)	6,873,533	—
Heritage Ridge	Lynwood, WA	1999	197	6,895,000	18,983,597	580,309	6,895,000	19,563,906	26,458,906	(6,170,097)	20,288,809	—
Heritage, The	Phoenix, AZ	1995	204	1,209,705	13,136,903	1,445,456	1,209,705	14,582,359	15,792,064	(7,351,002)	8,441,062	—
Heron Pointe	Boynton Beach, FL	1989	192	1,546,700	7,774,676	2,100,353	1,546,700	9,875,029	11,421,729	(5,452,706)	5,969,023	—
High Meadow	Ellington, CT	1975	100	583,679	3,901,774	847,209	583,679	4,748,983	5,332,662	(1,998,900)	3,333,762	—
Highland Glen	Westwood, MA	1979	180	2,229,096	16,828,153	2,377,035	2,229,096	19,205,188	21,434,284	(7,889,981)	13,544,303	—
Highland Glen II	Westwood, MA	2007	102	—	19,875,857	96,440	—	19,972,297	19,972,297	(3,651,496)	16,320,801	—
Highlands at South Plainfield	South Plainfield, NJ	2000	252	10,080,000	37,526,912	775,891	10,080,000	38,302,803	48,382,803	(9,250,419)	39,132,384	—
Highlands, The	Scottsdale, AZ	1990	272	11,823,840	31,990,970	2,898,136	11,823,840	34,889,106	46,712,946	(9,125,842)	37,587,104	—
Hikari	Los Angeles, CA (G)	2007	128	9,435,760	32,564,240	459	9,435,760	32,564,699	42,000,459	(227,136)	41,773,323	—
Hudson Crossing	New York, NY (G)	2003	259	23,420,000	70,086,976	788,773	23,420,000	70,875,749	94,295,749	(18,595,417)	75,700,332	—
Hudson Pointe	Jersey City, NJ	2003	182	5,148,500	41,114,074	1,657,246	5,148,500	42,771,320	47,919,820	(11,801,705)	36,118,115	—
Hunt Club II	Charlotte, NC	(F)	—	100,000	—	—	100,000	—	100,000	—	100,000	—
Huntington Park	Everett, WA	1991	381	1,597,500	14,367,864	4,183,579	1,597,500	18,551,443	20,148,943	(11,674,614)	8,474,329	—
Indian Bend	Scottsdale, AZ	1973	278	1,075,700	9,800,330	3,187,921	1,075,700	12,988,251	14,063,951	(8,540,028)	5,523,923	—
Iron Horse Park	Pleasant Hill, CA	1973	252	15,000,000	24,335,549	7,795,496	15,000,000	32,131,045	47,131,045	(9,910,604)	37,220,441	—
Kelvin Court (fka Alta Pacific)	Irvine, CA	2008	132	10,752,145	34,628,115	58,454	10,752,145	34,686,569	45,438,714	(4,720,720)	40,717,994	—
Kenwood Mews	Burbank, CA	1991	141	14,100,000	24,662,883	2,114,407	14,100,000	26,777,290	40,877,290	(6,347,552)	34,529,738	—
Key Isle at Windermere	Ocoee, FL	2000	282	8,460,000	31,761,470	1,390,677	8,460,000	33,152,147	41,612,147	(9,266,266)	32,345,881	—
Key Isle at Windermere II	Ocoee, FL	2008	165	3,306,286	24,519,644	21,547	3,306,286	24,541,191	27,847,477	(2,938,408)	24,909,069	—
Kings Colony (FL)	Miami, FL	1986	480	19,200,000	48,379,586	3,018,997	19,200,000	51,398,583	70,598,583	(14,665,777)	55,932,806	—
La Mirage	San Diego, CA	1988/1992	1,070	28,895,200	95,567,943	15,389,455	28,895,200	110,957,398	139,852,598	(56,328,723)	83,523,875	—
La Mirage IV	San Diego, CA	2001	340	6,000,000	47,449,353	3,395,835	6,000,000	50,845,188	56,845,188	(18,165,863)	38,679,325	—
Laguna Clara	Santa Clara, CA	1972	264	13,642,420	29,707,475	3,710,137	13,642,420	33,417,612	47,060,032	(10,479,322)	36,580,710	—
Lake Buena Vista Combined	Orlando, FL	2000/2002	672	23,520,000	75,068,205	3,989,075	23,520,000	79,057,280	102,577,280	(20,170,142)	82,407,138	—
Landings at Pembroke Lakes	Pembroke Pines, FL	1989	358	17,900,000	24,460,989	4,965,432	17,900,000	29,426,421	47,326,421	(9,344,572)	37,981,849	—
Landings at Port Imperial	W. New York, NJ	1999	276	27,246,045	37,741,049	6,836,741	27,246,045	44,577,790	71,823,835	(17,306,712)	54,517,123	—
LaSalle	Beaverton, OR (G)	1998	554	7,202,000	35,877,612	2,810,808	7,202,000	38,688,420	45,890,420	(13,657,006)	32,233,414	—
Las Colinas at Black Canyon	Phoenix, AZ	2008	304	9,000,000	35,917,811	159,522	9,000,000	36,077,333	45,077,333	(6,297,814)	38,779,519	—
Legacy at Highlands Ranch	Highlands Ranch, CO	1999	422	6,330,000	37,557,013	1,769,576	6,330,000	39,326,589	45,656,589	(11,207,950)	34,448,639	—
Legacy Park Central	Concord, CA	2003	259	6,469,230	46,745,854	535,142	6,469,230	47,280,996	53,750,226	(12,393,957)	41,356,269	—
Lexington Farm	Alpharetta, GA	1995	352	3,521,900	22,888,305	2,627,912	3,521,900	25,516,217	29,038,117	(12,190,060)	16,848,057	—
Lexington Park	Orlando, FL	1988	252	2,016,000	12,346,726	2,656,043	2,016,000	15,002,769	17,018,769	(7,642,248)	9,376,521	—
Little Cottonwoods	Tempe, AZ	1984	379	3,050,133	26,991,689	4,911,946	3,050,133	31,903,635	34,953,768	(15,716,576)	19,237,192	—
Longacre House	New York, NY (G)	2000	293	73,170,045	53,962,510	714,414	73,170,045	54,676,924	127,846,969	(9,897,055)	117,949,914	—
Longfellow Place	Boston, MA (G)	1975	710	53,164,160	185,281,065	57,736,158	53,164,160	243,017,223	296,181,383	(107,939,415)	188,241,968	—
Longwood	Decatur, GA	1992	268	1,454,048	13,087,393	2,068,198	1,454,048	15,155,591	16,609,639	(9,410,160)	7,199,479	—
Madison, The	Alexandria, VA	(F)	—	18,471,288	8,904,782	—	18,471,288	8,904,782	27,376,070	—	27,376,070	—
Mariners Wharf	Orange Park, FL	1989	272	1,861,200	16,744,951	3,434,409	1,861,200	20,179,360	22,040,560	(10,561,564)	11,478,996	—
Market Street Landing	Seattle, WA	(F)	—	12,542,418	3,462,522	—	12,542,418	3,462,522	16,004,940	—	16,004,940	—
Marquessa	Corona Hills, CA	1992	336	6,888,500	21,604,584	2,835,419	6,888,500	24,440,003	31,328,503	(12,707,309)	18,621,194	—
Martine, The	Bellevue, WA	1984	67	3,200,000	9,616,264	2,668,310	3,200,000	12,284,574	15,484,574	(2,717,288)	12,767,286	—
Midtown 24	Plantation, FL (G)	2010	247	10,129,900	58,770,100	44,337	10,129,900	58,814,437	68,944,337	(2,063,247)	66,881,090	—
Millikan	Irvine, CA	(F)	—	5,610,247	437,421	—	5,610,247	437,421	6,047,668	—	6,047,668	—
Mill Pond	Millersville, MD	1984	240	2,880,000	8,468,014	2,869,551	2,880,000	11,337,565	14,217,565	(6,045,891)	8,171,674	—
Mission Bay	Orlando, FL	1991	304	2,432,000	21,623,560	2,927,456	2,432,000	24,551,016	26,983,016	(11,783,502)	15,199,514	—
Mission Bay-Block 13	San Francisco, CA	(F)	—	32,853,438	432,822	—	32,853,438	432,822	33,286,260	—	33,286,260	—

EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2011

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/11
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/11 (B)	Encumbrances
Mission Verde, LLC	San Jose, CA	1986	108	5,190,700	9,679,109	3,236,339	5,190,700	12,915,448	18,106,148	(6,373,021)	11,733,127	—
Moda	Seattle, WA (G)	2009	251	12,649,228	36,842,012	17,685	12,649,228	36,859,697	49,508,925	(2,499,093)	47,009,832	—
Morningside	Scottsdale, AZ	1989	160	670,470	12,607,976	1,783,573	670,470	14,391,549	15,062,019	(7,289,537)	7,772,482	—
Mosaic at Largo Station	Hyattsville, MD	2008	242	4,120,800	42,477,297	392,872	4,120,800	42,870,169	46,990,969	(6,066,463)	40,924,506	—
Mozaic at Union Station	Los Angeles, CA	2007	272	8,500,000	52,529,446	778,315	8,500,000	53,307,761	61,807,761	(11,231,137)	50,576,624	—
New River Cove	Davie, FL	1999	316	15,800,000	46,142,895	1,198,681	15,800,000	47,341,576	63,141,576	(12,706,013)	50,435,563	—
Northampton 1	Largo, MD	1977	344	1,843,200	17,518,161	6,045,739	1,843,200	23,563,900	25,407,100	(15,171,944)	10,235,156	—
Northampton 2	Largo, MD	1988	276	1,513,500	14,257,210	3,852,776	1,513,500	18,109,986	19,623,486	(11,333,760)	8,289,726	—
Northglen	Valencia, CA	1988	234	9,360,000	20,778,553	1,805,127	9,360,000	22,583,680	31,943,680	(9,104,971)	22,838,709	—
Northlake (MD)	Germantown, MD	1985	304	15,000,000	23,142,302	10,011,783	15,000,000	33,154,085	48,154,085	(11,726,038)	36,428,047	—
Northridge	Pleasant Hill, CA	1974	221	5,527,800	14,691,704	8,977,443	5,527,800	23,669,147	29,196,947	(11,011,193)	18,185,754	—
Oak Park North	Agoura Hills, CA	1990	220	1,706,900	15,362,666	3,387,039	1,706,900	18,749,705	20,456,605	(10,408,032)	10,048,573	—
Oak Park South	Agoura Hills, CA	1989	224	1,683,800	15,154,608	3,423,630	1,683,800	18,578,238	20,262,038	(10,392,724)	9,869,314	—
Oaks at Falls Church	Falls Church, VA	1966	176	20,240,000	20,152,616	3,597,985	20,240,000	23,750,601	43,990,601	(6,823,244)	37,167,357	—
Ocean Crest	Solana Beach, CA	1986	146	5,111,200	11,910,438	2,156,580	5,111,200	14,067,018	19,178,218	(7,079,314)	12,098,904	—
Ocean Walk	Key West, FL	1990	297	2,838,749	25,545,009	3,350,804	2,838,749	28,895,813	31,734,562	(14,702,707)	17,031,855	—
Orchard Ridge	Lynnwood, WA	1988	104	480,600	4,372,033	1,203,111	480,600	5,575,144	6,055,744	(3,511,076)	2,544,668	—
Paces Station	Atlanta, GA	1984-1989	610	4,801,500	32,548,053	8,467,289	4,801,500	41,015,342	45,816,842	(22,459,682)	23,357,160	—
Palm Trace Landings	Davie, FL	1995	768	38,400,000	105,693,432	3,265,111	38,400,000	108,958,543	147,358,543	(28,842,025)	118,516,518	—
Panther Ridge	Federal Way, WA	1980	260	1,055,800	9,506,117	1,957,972	1,055,800	11,464,089	12,519,889	(6,285,344)	6,234,545	—
Parc 77	New York, NY (G)	1903	137	40,504,000	18,025,679	4,278,417	40,504,000	22,304,096	62,808,096	(6,087,382)	56,720,714	—
Parc Cameron	New York, NY (G)	1927	166	37,600,000	9,855,597	5,465,305	37,600,000	15,320,902	52,920,902	(5,085,919)	47,834,983	—
Parc Coliseum	New York, NY (G)	1910	177	52,654,000	23,045,751	7,255,306	52,654,000	30,301,057	82,955,057	(8,238,480)	74,716,577	—
Park at Turtle Run, The	Coral Springs, FL	2001	257	15,420,000	36,064,629	1,030,466	15,420,000	37,095,095	52,515,095	(10,820,264)	41,694,831	—
Park West (CA)	Los Angeles, CA	1987/1990	444	3,033,500	27,302,383	5,703,492	3,033,500	33,005,875	36,039,375	(19,273,051)	16,766,324	—
Parkside	Union City, CA	1979	208	6,246,700	11,827,453	3,558,423	6,246,700	15,385,876	21,632,576	(8,388,169)	13,244,407	—
Pegasus	Los Angeles, CA (G)	1949/2003	322	18,094,052	81,905,948	346,824	18,094,052	82,252,772	100,346,824	(5,441,406)	94,905,418	—
Phillips Park	Wellesley, MA	1988	49	816,922	5,460,955	966,255	816,922	6,427,210	7,244,132	(2,756,961)	4,487,171	—
Playa Pacifica	Hermosa Beach,CA	1972	285	35,100,000	33,473,822	7,342,285	35,100,000	40,816,107	75,916,107	(12,772,538)	63,143,569	—
Polos East	Orlando, FL	1991	308	1,386,000	19,058,620	2,299,557	1,386,000	21,358,177	22,744,177	(10,353,927)	12,390,250	—
Port Royale	Ft. Lauderdale, FL (G)	1988	252	1,754,200	15,789,873	7,644,246	1,754,200	23,434,119	25,188,319	(18,059,650)	7,128,669	—
Port Royale II	Ft. Lauderdale, FL (G)	1988	161	1,022,200	9,203,166	4,823,127	1,022,200	14,026,293	15,048,493	(7,879,025)	7,169,468	—
Port Royale III	Ft. Lauderdale, FL (G)	1988	324	7,454,900	14,725,802	9,178,900	7,454,900	23,904,702	31,359,602	(12,857,701)	18,501,901	—
Port Royale IV	Ft. Lauderdale, FL	(F)	—	—	1,831,695	—	—	1,831,695	1,831,695	—	1,831,695	—
Portofino	Chino Hills, CA	1989	176	3,572,400	14,660,994	2,679,877	3,572,400	17,340,871	20,913,271	(8,523,434)	12,389,837	—
Portofino (Val)	Valencia, CA	1989	216	8,640,000	21,487,126	2,363,242	8,640,000	23,850,368	32,490,368	(9,740,058)	22,750,310	—
Portside Towers	Jersey City, NJ (G)	1992-1997	527	22,487,006	96,842,913	15,960,366	22,487,006	112,803,279	135,290,285	(51,996,044)	83,294,241	—
Preserve at Deer Creek	Deerfield Beach, FL	1997	540	13,500,000	60,011,208	4,458,758	13,500,000	64,469,966	77,969,966	(19,150,628)	58,819,338	—
Prime, The	Arlington, VA	2002	256	32,000,000	64,436,539	684,785	32,000,000	65,121,324	97,121,324	(14,791,625)	82,329,699	—
Promenade at Aventura	Aventura, FL	1995	296	13,320,000	30,353,748	5,286,447	13,320,000	35,640,195	48,960,195	(13,866,100)	35,094,095	—
Promenade at Town Center I	Valencia, CA	2001	294	14,700,000	35,390,278	3,021,232	14,700,000	38,411,510	53,111,510	(11,845,700)	41,265,810	—
Promenade at Wyndham Lakes	Coral Springs, FL	1998	332	6,640,000	26,743,760	4,487,114	6,640,000	31,230,874	37,870,874	(12,267,084)	25,603,790	—
Promenade Terrace	Corona, CA	1990	330	2,272,800	20,546,289	4,889,001	2,272,800	25,435,290	27,708,090	(14,665,897)	13,042,193	—
Promontory Pointe I & II	Phoenix, AZ	1984/1996	424	2,355,509	30,421,840	3,871,392	2,355,509	34,293,232	36,648,741	(17,574,045)	19,074,696	—
Prospect Towers	Hackensack, NJ	1995	157	3,926,600	31,679,339	3,891,995	3,926,600	35,571,334	39,497,934	(14,860,521)	24,637,413	—
Prospect Towers II	Hackensack, NJ	2002	203	4,500,000	40,623,746	3,303,318	4,500,000	43,927,064	48,427,064	(12,304,870)	36,122,194	—
Ravens Crest	Plainsboro, NJ	1984	704	4,670,850	42,080,642	12,305,515	4,670,850	54,386,157	59,057,007	(33,866,628)	25,190,379	—
Redmond Ridge	Redmond, WA	2008	321	6,975,705	46,175,001	130,545	6,975,705	46,305,546	53,281,251	(6,420,578)	46,860,673	—
EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2011

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/11
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/11 (B)	Encumbrances
Red 160 (fka Redmond Way)	Redmond , WA (G)	2011	250	15,546,376	65,305,957	128,077	15,546,376	65,434,034	80,980,410	(1,764,057)	79,216,353	—
Red Road Commons	Miami, FL (G)	2009	404	27,383,547	99,656,440	88,542	27,383,547	99,744,982	127,128,529	(7,014,820)	120,113,709	—
Regency Palms	Huntington Beach, CA	1969	310	1,857,400	16,713,253	4,662,931	1,857,400	21,376,184	23,233,584	(12,370,296)	10,863,288	—
Registry	Northglenn, CO	1986	208	2,000,000	10,925,007	185,780	2,000,000	11,110,787	13,110,787	(1,911,145)	11,199,642	—
Renaissance Villas	Berkeley, CA (G)	1998	34	2,458,000	4,542,000	66,604	2,458,000	4,608,604	7,066,604	(795,642)	6,270,962	—
Reserve at Ashley Lake	Boynton Beach, FL	1990	440	3,520,400	23,332,494	5,597,846	3,520,400	28,930,340	32,450,740	(14,691,506)	17,759,234	—
Reserve at Town Center II (WA)	Mill Creek, WA	2009	100	4,310,417	17,165,442	24,078	4,310,417	17,189,520	21,499,937	(1,244,466)	20,255,471	—
Reserve at Town Center III	Mill Creek, WA	(F)	—	2,089,388	1,111,424	—	2,089,388	1,111,424	3,200,812	—	3,200,812	—
Residences at Bayview	Pompano Beach, FL (G)	2004	225	5,783,545	39,334,455	403,418	5,783,545	39,737,873	45,521,418	(3,437,193)	42,084,225	—
Retreat, The	Phoenix, AZ	1999	480	3,475,114	27,265,252	2,794,986	3,475,114	30,060,238	33,535,352	(13,502,357)	20,032,995	—
Rianna I	Seattle, WA (G)	2000	78	2,268,160	14,864,482	141,808	2,268,160	15,006,290	17,274,450	(1,860,348)	15,414,102	—
Ridgewood Village I&II	San Diego, CA	1997	408	11,809,500	34,004,048	2,924,110	11,809,500	36,928,158	48,737,658	(15,531,096)	33,206,562	—
River Tower	New York, NY (G)	1982	323	118,669,441	98,880,559	1,505,315	118,669,441	100,385,874	219,055,315	(16,503,085)	202,552,230	—
Rivers Bend (CT)	Windsor, CT	1973	373	3,325,517	22,573,826	2,808,444	3,325,517	25,382,270	28,707,787	(10,675,715)	18,032,072	—
Riverview Condominiums	Norwalk, CT	1991	92	2,300,000	7,406,730	2,129,804	2,300,000	9,536,534	11,836,534	(4,459,420)	7,377,114	—
Rosecliff II	Quincy, MA	2005	130	4,922,840	30,202,160	7,250	4,922,840	30,209,410	35,132,250	(107,367)	35,024,883	—
Royal Oaks (FL)	Jacksonville, FL	1991	284	1,988,000	13,645,117	4,491,664	1,988,000	18,136,781	20,124,781	(8,638,178)	11,486,603	—
Sabal Palm at Lake Buena Vista	Orlando, FL	1988	400	2,800,000	23,687,893	5,622,700	2,800,000	29,310,593	32,110,593	(13,405,565)	18,705,028	—
Sabal Palm at Metrowest II	Orlando, FL	1997	456	4,560,000	33,907,283	2,935,939	4,560,000	36,843,222	41,403,222	(17,227,183)	24,176,039	—
Sabal Pointe	Coral Springs, FL	1995	275	1,951,600	17,570,508	4,514,398	1,951,600	22,084,906	24,036,506	(12,666,537)	11,369,969	—
Sage	Everett, WA	2002	123	2,500,000	12,021,256	453,063	2,500,000	12,474,319	14,974,319	(3,319,591)	11,654,728	—
Sakura Crossing	Los Angeles, CA (G)	2009	230	14,641,990	42,858,010	657	14,641,990	42,858,667	57,500,657	(321,156)	57,179,501	—
Savannah at Park Place	Atlanta, GA	2001	416	7,696,095	34,034,000	2,730,835	7,696,095	36,764,835	44,460,930	(11,527,618)	32,933,312	—
Savoy III	Aurora, CO	(F)	—	659,165	15,126,173	—	659,165	15,126,173	15,785,338	—	15,785,338	—
Scarborough Square	Rockville, MD	1967	121	1,815,000	7,608,126	2,525,055	1,815,000	10,133,181	11,948,181	(5,378,833)	6,569,348	—
Sedona Ridge	Phoenix, AZ	1989	250	3,750,000	14,750,000	474,406	3,750,000	15,224,406	18,974,406	(2,882,082)	16,092,324	—
Seeley Lake	Lakewood, WA	1990	522	2,760,400	24,845,286	4,653,709	2,760,400	29,498,995	32,259,395	(15,612,322)	16,647,073	—
Seventh & James	Seattle, WA	1992	96	663,800	5,974,803	3,128,846	663,800	9,103,649	9,767,449	(5,206,225)	4,561,224	—
Shadow Creek	Winter Springs, FL	2000	280	6,000,000	21,719,768	1,572,807	6,000,000	23,292,575	29,292,575	(7,236,138)	22,056,437	—
Sheridan Lake Club	Dania Beach, FL	2001	240	12,000,000	23,170,580	1,359,509	12,000,000	24,530,089	36,530,089	(6,610,875)	29,919,214	—
Sheridan Ocean Club combined	Dania Beach, FL	1991	648	18,313,414	47,091,594	14,449,396	18,313,414	61,540,990	79,854,404	(24,316,848)	55,537,556	—
Siena Terrace	Lake Forest, CA	1988	356	8,900,000	24,083,024	3,009,699	8,900,000	27,092,723	35,992,723	(12,680,205)	23,312,518	—
Skycrest	Valencia, CA	1999	264	10,560,000	25,574,457	1,987,885	10,560,000	27,562,342	38,122,342	(11,026,671)	27,095,671	—
Skylark	Union City, CA	1986	174	1,781,600	16,731,916	1,737,878	1,781,600	18,469,794	20,251,394	(8,810,822)	11,440,572	—
Skyline Terrace	Burlingame, CA	1967 & 1987	138	16,836,000	35,414,000	574,744	16,836,000	35,988,744	52,824,744	(3,233,204)	49,591,540	—
Skyline Towers	Falls Church, VA (G)	1971	939	78,278,200	91,485,591	28,949,642	78,278,200	120,435,233	198,713,433	(37,194,628)	161,518,805	—
Skyview	Rancho Santa Margarita, CA	1999	260	3,380,000	21,952,863	1,827,160	3,380,000	23,780,023	27,160,023	(10,583,765)	16,576,258	—
Sonoran	Phoenix, AZ	1995	429	2,361,922	31,841,724	3,086,404	2,361,922	34,928,128	37,290,050	(17,405,642)	19,884,408	—
Southwood	Palo Alto, CA	1985	100	6,936,600	14,324,069	2,518,550	6,936,600	16,842,619	23,779,219	(8,121,990)	15,657,229	—
Springbrook Estates	Riverside, CA	(F)	—	18,200,000	—	—	18,200,000	—	18,200,000	—	18,200,000	—
Springs Colony	Altamonte Springs, FL	1986	188	630,411	5,852,157	2,472,624	630,411	8,324,781	8,955,192	(5,475,003)	3,480,189	—
St. Andrews at Winston Park	Coconut Creek, FL	1997	284	5,680,000	19,812,090	2,633,219	5,680,000	22,445,309	28,125,309	(8,422,121)	19,703,188	—
Stoneleigh at Deerfield	Alpharetta, GA	2003	370	4,810,000	29,999,596	940,991	4,810,000	30,940,587	35,750,587	(8,733,406)	27,017,181	—
Stoney Creek	Lakewood, WA	1990	231	1,215,200	10,938,134	2,431,476	1,215,200	13,369,610	14,584,810	(7,261,625)	7,323,185	—
Summerset Village II	Chatsworth, CA	(F)	—	260,646	—	—	260,646	—	260,646	—	260,646	—
Summit & Birch Hill	Farmington, CT	1967	186	1,757,438	11,748,112	2,983,818	1,757,438	14,731,930	16,489,368	(6,433,027)	10,056,341	—
Surprise Lake Village	Milton, WA	1986	338	4,162,543	21,994,412	649,532	4,162,543	22,643,944	26,806,487	(3,664,956)	23,141,531	—
Sycamore Creek	Scottsdale, AZ	1984	350	3,152,000	19,083,727	3,176,046	3,152,000	22,259,773	25,411,773	(11,798,644)	13,613,129	—

EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2011

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/11
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/11 (B)	Encumbrances
Ten23 (fka 500 West 23rd Street)	New York, NY (G)	2011	111	—	53,001,730	—	—	53,001,730	53,001,730	—	53,001,730	—
Terraces, The	San Francisco, CA (G)	1975	117	14,087,610	16,337,390	2,176	14,087,610	16,339,566	30,427,176	(66,507)	30,360,669	—
Third Square	Cambridge, MA (G)	2008/2009	471	26,767,171	218,232,419	993,046	26,767,171	219,225,465	245,992,636	(23,830,415)	222,162,221	—
Tortuga Bay	Orlando, FL	2004	314	6,280,000	32,121,779	1,101,933	6,280,000	33,223,712	39,503,712	(9,084,110)	30,419,602	—
Toscana	Irvine, CA	1991/1993	563	39,410,000	50,806,072	6,734,465	39,410,000	57,540,537	96,950,537	(23,926,306)	73,024,231	—
Townes at Herndon	Herndon, VA	2002	218	10,900,000	49,216,125	687,699	10,900,000	49,903,824	60,803,824	(12,452,191)	48,351,633	—
Trump Place, 140 Riverside	New York, NY (G)	2003	354	103,539,100	94,082,725	1,776,392	103,539,100	95,859,117	199,398,217	(23,301,809)	176,096,408	—
Trump Place, 160 Riverside	New York, NY (G)	2001	455	139,933,500	190,964,745	6,185,491	139,933,500	197,150,236	337,083,736	(45,819,143)	291,264,593	—
Trump Place, 180 Riverside	New York, NY (G)	1998	516	144,968,250	138,346,681	6,290,045	144,968,250	144,636,726	289,604,976	(35,545,460)	254,059,516	—
Uwajimaya Village	Seattle, WA	2002	176	8,800,000	22,188,288	271,647	8,800,000	22,459,935	31,259,935	(6,624,216)	24,635,719	—
Valencia Plantation	Orlando, FL	1990	194	873,000	12,819,377	2,196,462	873,000	15,015,839	15,888,839	(7,071,212)	8,817,627	—
Vantage Pointe	San Diego, CA (G)	2009	679	9,403,960	190,596,040	2,992,384	9,403,960	193,588,424	202,992,384	(11,668,707)	191,323,677	—
Veridian (fka Silver Spring)	Silver Spring, MD (G)	2009	457	18,539,817	130,407,365	200,587	18,539,817	130,607,952	149,147,769	(11,516,355)	137,631,414	—
Versailles (K-Town)	Los Angeles, CA	2008	225	10,590,975	44,409,025	119,893	10,590,975	44,528,918	55,119,893	(4,998,525)	50,121,368	—
Victor on Venice	Los Angeles, CA (G)	2006	115	10,350,000	35,433,437	211,045	10,350,000	35,644,482	45,994,482	(7,709,609)	38,284,873	—
Villa Solana	Laguna Hills, CA	1984	272	1,665,100	14,985,677	6,763,757	1,665,100	21,749,434	23,414,534	(13,252,476)	10,162,058	—
Village at Bear Creek	Lakewood, CO	1987	472	4,519,700	40,676,390	4,709,335	4,519,700	45,385,725	49,905,425	(23,047,453)	26,857,972	—
Vista Del Largo	Mission Viejo, CA	1986-1988	608	4,525,800	40,736,293	12,750,488	4,525,800	53,486,781	58,012,581	(32,354,232)	25,658,349	—
Vista Grove	Mesa, AZ	1997/1998	224	1,341,796	12,157,045	1,350,805	1,341,796	13,507,850	14,849,646	(6,719,180)	8,130,466	—
Vista Montana - Residential	San Jose, CA	(F)	—	27,000,000	402,025	—	27,000,000	402,025	27,402,025	—	27,402,025	—
Vista on Courthouse	Arlington, VA	2008	220	15,550,260	69,449,740	321,207	15,550,260	69,770,947	85,321,207	(7,990,132)	77,331,075	—
Walden Park	Cambridge, MA	1966	232	12,448,888	52,451,112	5,623	12,448,888	52,456,735	64,905,623	(375,173)	64,530,450	—
Waterford at Deerwood	Jacksonville, FL	1985	248	1,496,913	10,659,702	3,971,640	1,496,913	14,631,342	16,128,255	(7,399,404)	8,728,851	—
Waterford at Orange Park	Orange Park, FL	1986	280	1,960,000	12,098,784	3,088,273	1,960,000	15,187,057	17,147,057	(8,006,263)	9,140,794	—
Waterford Place (CO)	Thornton, CO	1998	336	5,040,000	29,946,419	1,514,787	5,040,000	31,461,206	36,501,206	(10,889,463)	25,611,743	—
Waterside	Reston, VA	1984	276	20,700,000	27,474,388	7,861,949	20,700,000	35,336,337	56,036,337	(10,816,319)	45,220,018	—
Webster Green	Needham, MA	1985	77	1,418,893	9,485,006	1,040,968	1,418,893	10,525,974	11,944,867	(4,303,747)	7,641,120	—
Welleby Lake Club	Sunrise, FL	1991	304	3,648,000	17,620,879	4,590,765	3,648,000	22,211,644	25,859,644	(10,471,643)	15,388,001	—
West End Apartments (fka Emerson Place/CRP II)	Boston, MA (G)	2008	310	469,546	163,123,022	371,431	469,546	163,494,453	163,963,999	(21,595,586)	142,368,413	—
West Seattle	Seattle, WA	(F)	—	11,726,305	134,366	—	11,726,305	134,366	11,860,671	—	11,860,671	—
Westerly at Worldgate	Herndon, VA	1995	320	14,568,000	43,620,057	1,266,145	14,568,000	44,886,202	59,454,202	(8,061,110)	51,393,092	—
Westgate Block 2	Pasadena, CA	(F)	—	17,859,785	17,226,268	—	17,859,785	17,226,268	35,086,053	—	35,086,053	—
Westgate Block 1	Pasadena, CA	(F)	—	12,118,061	4,402,664	—	12,118,061	4,402,664	16,520,725	—	16,520,725	—
Westridge	Tacoma, WA	1987 -1991	714	3,501,900	31,506,082	7,003,576	3,501,900	38,509,658	42,011,558	(20,787,738)	21,223,820	—
Westside Villas I	Los Angeles, CA	1999	21	1,785,000	3,233,254	274,539	1,785,000	3,507,793	5,292,793	(1,444,813)	3,847,980	—
Westside Villas II	Los Angeles, CA	1999	23	1,955,000	3,541,435	159,881	1,955,000	3,701,316	5,656,316	(1,444,271)	4,212,045	—
Westside Villas III	Los Angeles, CA	1999	36	3,060,000	5,538,871	235,019	3,060,000	5,773,890	8,833,890	(2,252,284)	6,581,606	—
Westside Villas IV	Los Angeles, CA	1999	36	3,060,000	5,539,390	243,466	3,060,000	5,782,856	8,842,856	(2,251,558)	6,591,298	—
Westside Villas V	Los Angeles, CA	1999	60	5,100,000	9,224,485	420,696	5,100,000	9,645,181	14,745,181	(3,769,440)	10,975,741	—
Westside Villas VI	Los Angeles, CA	1989	18	1,530,000	3,023,523	247,685	1,530,000	3,271,208	4,801,208	(1,306,921)	3,494,287	—
Westside Villas VII	Los Angeles, CA	2001	53	4,505,000	10,758,900	407,425	4,505,000	11,166,325	15,671,325	(3,777,977)	11,893,348	—
Wimberly at Deerwood	Jacksonville, FL	2000	322	8,000,000	30,057,214	1,642,086	8,000,000	31,699,300	39,699,300	(8,241,714)	31,457,586	—
Winchester Park	Riverside, RI	1972	416	2,822,618	18,868,626	6,898,312	2,822,618	25,766,938	28,589,556	(11,731,473)	16,858,083	—
Winchester Wood	Riverside, RI	1989	62	683,215	4,567,154	842,944	683,215	5,410,098	6,093,313	(2,252,943)	3,840,370	—
Windsor at Fair Lakes	Fairfax, VA	1988	250	10,000,000	28,587,109	6,385,915	10,000,000	34,973,024	44,973,024	(11,053,951)	33,919,073	—
Winston, The (FL)	Pembroke Pines, FL	2001/2003	464	18,561,000	49,527,569	2,066,953	18,561,000	51,594,522	70,155,522	(11,364,025)	58,791,497	—
Wood Creek (CA)	Pleasant Hill, CA	1987	256	9,729,900	23,009,768	5,486,055	9,729,900	28,495,823	38,225,723	(13,857,483)	24,368,240	—
Woodbridge (CT)	Newington, CT	1968	73	498,377	3,331,548	934,712	498,377	4,266,260	4,764,637	(1,835,396)	2,929,241	—
EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2011

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/11
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/11 (B)	Encumbrances
Woodleaf	Campbell, CA	1984	178	8,550,600	16,988,183	2,525,549	8,550,600	19,513,732	28,064,332	(8,858,351)	19,205,981	—
Woodland Park	East Palo Alto, CA (G)	1953	1,812	72,224,518	57,775,482	11,882	72,224,518	57,787,364	130,011,882	(361,821)	129,650,061	—
Management Business	Chicago, IL	(D)	—	—	—	85,280,456	—	85,280,456	85,280,456	(64,901,959)	20,378,497	—
Operating Partnership	Chicago, IL	(F)	—	—	1,950,020	—	—	1,950,020	1,950,020	—	1,950,020	—
Wholly Owned Unencumbered			75,704	3,271,110,872	9,313,640,030	919,933,512	3,271,110,872	10,233,573,542	13,504,684,414	(2,901,009,678)	10,603,674,736	—
Wholly Owned Encumbered:
929 House	Cambridge, MA (G)	1975	127	3,252,993	21,745,595	4,619,180	3,252,993	26,364,775	29,617,768	(10,267,914)	19,349,854	2,771,507
Academy Village	North Hollywood, CA	1989	248	25,000,000	23,593,194	5,811,441	25,000,000	29,404,635	54,404,635	(10,089,093)	44,315,542	20,000,000
Acappella	Pasadena, CA	2002	143	5,839,548	29,360,452	199,588	5,839,548	29,560,040	35,399,588	(2,536,777)	32,862,811	20,644,023
Acton Courtyard	Berkeley, CA (G)	2003	71	5,550,000	15,785,509	92,850	5,550,000	15,878,359	21,428,359	(3,488,928)	17,939,431	9,920,000
Alborada	Fremont, CA	1999	442	24,310,000	59,214,129	2,426,046	24,310,000	61,640,175	85,950,175	(25,283,895)	60,666,280	(J)
Alexander on Ponce	Atlanta, GA	2003	330	9,900,000	35,819,022	1,574,440	9,900,000	37,393,462	47,293,462	(9,591,619)	37,701,843	28,880,000
Arbor Terrace	Sunnyvale, CA	1979	175	9,057,300	18,483,642	2,318,138	9,057,300	20,801,780	29,859,080	(9,986,511)	19,872,569	(L)
Arboretum (MA)	Canton, MA	1989	156	4,683,531	10,992,751	1,954,762	4,683,531	12,947,513	17,631,044	(6,525,737)	11,105,307	(I)
Artech Building	Berkeley, CA (G)	2002	21	1,642,000	9,152,518	92,358	1,642,000	9,244,876	10,886,876	(1,795,520)	9,091,356	3,200,000
Artisan Square	Northridge, CA	2002	140	7,000,000	20,537,359	745,265	7,000,000	21,282,624	28,282,624	(6,983,871)	21,298,753	22,779,715
Avanti	Anaheim, CA	1987	162	12,960,000	18,497,683	1,066,332	12,960,000	19,564,015	32,524,015	(5,101,737)	27,422,278	19,850,000
Bachenheimer Building	Berkeley, CA (G)	2004	44	3,439,000	13,866,379	48,863	3,439,000	13,915,242	17,354,242	(2,844,495)	14,509,747	8,585,000
Bella Vista Apartments at Boca Del Mar	Boca Raton, FL	1985	392	11,760,000	20,190,252	13,600,755	11,760,000	33,791,007	45,551,007	(15,322,700)	30,228,307	26,134,010
Bellagio Apartment Homes	Scottsdale, AZ	1995	202	2,626,000	16,025,041	1,134,830	2,626,000	17,159,871	19,785,871	(5,165,966)	14,619,905	(L)
Berkeleyan	Berkeley, CA (G)	1998	56	4,377,000	16,022,110	289,057	4,377,000	16,311,167	20,688,167	(3,419,440)	17,268,727	8,290,000
Briarwood (CA)	Sunnyvale, CA (I)	1985	192	9,991,500	22,247,278	1,543,294	9,991,500	23,790,572	33,782,072	(11,128,707)	22,653,365	12,800,000
Brookside (CO)	Boulder, CO	1993	144	3,600,400	10,211,159	2,108,971	3,600,400	12,320,130	15,920,530	(5,588,246)	10,332,284	(L)
Canterbury	Germantown, MD (I)	1986	544	2,781,300	32,942,531	14,356,360	2,781,300	47,298,891	50,080,191	(27,043,148)	23,037,043	31,680,000
Cape House I	Jacksonville, FL	1998	240	4,800,000	22,484,239	577,378	4,800,000	23,061,617	27,861,617	(5,851,708)	22,009,909	13,542,878
Cape House II	Jacksonville, FL	1998	240	4,800,000	22,229,836	1,779,613	4,800,000	24,009,449	28,809,449	(6,237,002)	22,572,447	13,010,713
Carmel Terrace	San Diego, CA	1988-1989	384	2,288,300	20,596,281	10,072,544	2,288,300	30,668,825	32,957,125	(18,109,198)	14,847,927	(K)
Cascade at Landmark	Alexandria, VA	1990	277	3,603,400	19,657,554	7,662,660	3,603,400	27,320,214	30,923,614	(14,152,859)	16,770,755	31,921,089
Centennial Tower	Seattle, WA (G)	1991	221	5,900,000	48,800,339	3,277,474	5,900,000	52,077,813	57,977,813	(13,349,202)	44,628,611	24,577,505
Chelsea Square	Redmond, WA	1991	113	3,397,100	9,289,074	1,574,184	3,397,100	10,863,258	14,260,358	(5,005,927)	9,254,431	(L)
Church Corner	Cambridge, MA (G)	1987	85	5,220,000	16,744,643	1,297,417	5,220,000	18,042,060	23,262,060	(4,951,855)	18,310,205	12,000,000
Cierra Crest	Denver, CO	1996	480	4,803,100	34,894,898	4,644,644	4,803,100	39,539,542	44,342,642	(19,806,595)	24,536,047	(L)
CityView at Longwood	Boston, MA (G)	1970	295	14,704,898	79,195,102	2,419,758	14,704,898	81,614,860	96,319,758	(6,371,361)	89,948,397	26,461,565
City Pointe	Fullerton, CA (G)	2004	183	6,863,792	36,476,208	184,403	6,863,792	36,660,611	43,524,403	(4,282,292)	39,242,111	23,024,033
Clarendon, The	Arlington, VA (G)	2005	292	30,400,340	103,824,660	338,226	30,400,340	104,162,886	134,563,226	(6,178,258)	128,384,968	48,066,590
Colorado Pointe	Denver, CO	2006	193	5,790,000	28,815,766	492,849	5,790,000	29,308,615	35,098,615	(7,693,474)	27,405,141	(K)
Conway Court	Roslindale, MA	1920	28	101,451	710,524	241,538	101,451	952,062	1,053,513	(443,463)	610,050	226,295
Copper Canyon	Highlands Ranch, CO	1999	222	1,442,212	16,251,114	1,380,659	1,442,212	17,631,773	19,073,985	(7,981,910)	11,092,075	(K)
Country Brook	Chandler, AZ	1986-1996	396	1,505,219	29,542,535	5,114,344	1,505,219	34,656,879	36,162,098	(16,823,253)	19,338,845	(K)
Country Club Lakes	Jacksonville, FL	1997	555	15,000,000	41,055,786	4,992,551	15,000,000	46,048,337	61,048,337	(13,233,047)	47,815,290	31,516,374
Creekside (San Mateo)	San Mateo, CA	1985	192	9,606,600	21,193,232	2,748,866	9,606,600	23,942,098	33,548,698	(10,867,143)	22,681,555	(L)
Crescent at Cherry Creek	Denver, CO	1994	216	2,594,000	15,149,470	3,226,064	2,594,000	18,375,534	20,969,534	(8,864,759)	12,104,775	(K)
Deerwood (SD)	San Diego, CA	1990	316	2,082,095	18,739,815	13,192,417	2,082,095	31,932,232	34,014,327	(19,263,646)	14,750,681	(K)
Estates at Maitland Summit	Orlando, FL	1998	272	9,520,000	28,352,160	790,374	9,520,000	29,142,534	38,662,534	(8,841,396)	29,821,138	(L)
Estates at Tanglewood	Westminster, CO	2003	504	7,560,000	51,256,538	2,139,241	7,560,000	53,395,779	60,955,779	(14,217,883)	46,737,896	(J)
Fairfield	Stamford, CT (G)	1996	263	6,510,200	39,690,120	5,451,905	6,510,200	45,142,025	51,652,225	(21,756,531)	29,895,694	34,595,000
Fine Arts Building	Berkeley, CA (G)	2004	100	7,817,000	26,462,772	79,744	7,817,000	26,542,516	34,359,516	(5,605,770)	28,753,746	16,215,000
Gaia Building	Berkeley, CA (G)	2000	91	7,113,000	25,623,826	162,348	7,113,000	25,786,174	32,899,174	(5,408,769)	27,490,405	14,630,000
EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2011

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/11
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/11 (B)	Encumbrances
Gateway at Malden Center	Malden, MA (G)	1988	203	9,209,780	25,722,666	8,322,590	9,209,780	34,045,256	43,255,036	(12,427,280)	30,827,756	14,970,000
Geary Court Yard	San Francisco, CA	1990	164	1,722,400	15,471,429	2,125,987	1,722,400	17,597,416	19,319,816	(9,023,938)	10,295,878	18,281,425
Glen Meadow	Franklin, MA	1971	288	2,339,330	16,133,588	3,641,165	2,339,330	19,774,753	22,114,083	(8,972,636)	13,141,447	353,833
Glo	Los Angeles, CA (G)	2008	201	16,047,022	48,652,977	—	16,047,022	48,652,977	64,699,999	—	64,699,999	31,490,000
Grandeville at River Place	Oviedo, FL	2002	280	6,000,000	23,114,693	1,723,206	6,000,000	24,837,899	30,837,899	(7,801,937)	23,035,962	28,890,000
Greenwood Park	Centennial, CO	1994	291	4,365,000	38,372,440	1,338,988	4,365,000	39,711,428	44,076,428	(8,725,623)	35,350,805	(L)
Greenwood Plaza	Centennial, CO	1996	266	3,990,000	35,846,708	1,921,183	3,990,000	37,767,891	41,757,891	(8,360,465)	33,397,426	(L)
Harbor Steps	Seattle, WA (G)	2000	730	59,900,000	158,829,432	7,329,927	59,900,000	166,159,359	226,059,359	(41,014,218)	185,045,141	121,360,757
Hathaway	Long Beach, CA	1987	385	2,512,500	22,611,912	6,617,407	2,512,500	29,229,319	31,741,819	(17,010,633)	14,731,186	46,517,800
Heights on Capitol Hill	Seattle, WA (G)	2006	104	5,425,000	21,138,028	145,491	5,425,000	21,283,519	26,708,519	(4,885,848)	21,822,671	19,320,000
Heritage at Stone Ridge	Burlington, MA	2005	180	10,800,000	31,808,335	722,215	10,800,000	32,530,550	43,330,550	(8,636,359)	34,694,191	27,859,574
Heronfield	Kirkland, WA	1990	202	9,245,000	27,017,749	1,286,663	9,245,000	28,304,412	37,549,412	(6,623,206)	30,926,206	(K)
Highlands at Cherry Hill	Cherry Hills, NJ	2002	170	6,800,000	21,459,108	639,410	6,800,000	22,098,518	28,898,518	(5,655,534)	23,242,984	14,391,147
Ivory Wood	Bothell, WA	2000	144	2,732,800	13,888,282	585,457	2,732,800	14,473,739	17,206,539	(4,321,190)	12,885,349	8,020,000
Jaclen Towers	Beverly, MA	1976	100	437,072	2,921,735	1,146,926	437,072	4,068,661	4,505,733	(1,988,692)	2,517,041	1,074,494
La Terrazza at Colma Station	Colma, CA (G) (I)	2005	153	—	41,251,044	492,747	—	41,743,791	41,743,791	(8,533,442)	33,210,349	25,175,000
Liberty Park	Brain Tree, MA	2000	202	5,977,504	26,749,110	2,184,890	5,977,504	28,934,000	34,911,504	(9,678,494)	25,233,010	24,980,280
Liberty Tower	Arlington, VA (G)	2008	235	16,382,822	83,817,078	500,099	16,382,822	84,317,177	100,699,999	(7,455,086)	93,244,913	48,586,957
Lindley	Encino, CA	2004	129	5,805,000	25,705,000	380,221	5,805,000	26,085,221	31,890,221	(1,708,719)	30,181,502	22,436,908
Lincoln Heights	Quincy, MA	1991	336	5,928,400	33,595,262	10,702,664	5,928,400	44,297,926	50,226,326	(21,483,850)	28,742,476	(L)
Longview Place	Waltham, MA	2004	348	20,880,000	90,255,509	2,059,321	20,880,000	92,314,830	113,194,830	(21,584,039)	91,610,791	57,029,000
Market Street Village	San Diego, CA	2006	229	13,740,000	40,757,301	570,900	13,740,000	41,328,201	55,068,201	(9,542,056)	45,526,145	(K)
Marks	Englewood, CO (G)	1987	616	4,928,500	44,622,314	9,664,858	4,928,500	54,287,172	59,215,672	(27,218,142)	31,997,530	19,195,000
Metro on First	Seattle, WA (G)	2002	102	8,540,000	12,209,981	282,559	8,540,000	12,492,540	21,032,540	(3,183,956)	17,848,584	16,650,000
Mill Creek	Milpitas, CA	1991	516	12,858,693	57,168,503	3,134,053	12,858,693	60,302,556	73,161,249	(19,263,283)	53,897,966	69,312,259
Miramar Lakes	Miramar, FL	2003	344	17,200,000	51,487,235	1,648,442	17,200,000	53,135,677	70,335,677	(14,063,001)	56,272,676	(M)
Missions at Sunbow	Chula Vista, CA	2003	336	28,560,000	59,287,595	1,302,798	28,560,000	60,590,393	89,150,393	(17,010,676)	72,139,717	55,091,000
Monte Viejo	Phoneix, AZ	2004	480	12,700,000	45,926,784	1,068,859	12,700,000	46,995,643	59,695,643	(14,000,776)	45,694,867	40,515,169
Montecito	Valencia, CA	1999	210	8,400,000	24,709,146	1,830,577	8,400,000	26,539,723	34,939,723	(10,567,646)	24,372,077	(K)
Montierra	Scottsdale, AZ	1999	249	3,455,000	17,266,787	1,542,668	3,455,000	18,809,455	22,264,455	(8,591,147)	13,673,308	17,858,854
Montierra (CA)	San Diego, CA	1990	272	8,160,000	29,360,938	6,578,545	8,160,000	35,939,483	44,099,483	(15,545,316)	28,554,167	(K)
Mosaic at Metro	Hyattsville, MD	2008	260	—	59,705,367	126,999	—	59,832,366	59,832,366	(6,504,822)	53,327,544	44,655,135
Mountain Park Ranch	Phoenix, AZ	1994	240	1,662,332	18,260,276	1,912,961	1,662,332	20,173,237	21,835,569	(10,165,770)	11,669,799	(J)
Mountain Terrace	Stevenson Ranch, CA	1992	510	3,966,500	35,814,995	11,698,615	3,966,500	47,513,610	51,480,110	(23,751,369)	27,728,741	57,428,472
Northpark	Burlingame, CA	1972	510	38,607,000	77,477,449	3,452,074	38,607,000	80,929,523	119,536,523	(8,379,109)	111,157,414	68,776,370
North Pier at Harborside	Jersey City, NJ (J)	2003	297	4,000,159	94,290,590	1,966,623	4,000,159	96,257,213	100,257,372	(25,714,421)	74,542,951	76,862,000
Oak Mill I	Germantown, MD	1984	208	10,000,000	13,155,522	7,318,552	10,000,000	20,474,074	30,474,074	(7,501,774)	22,972,300	12,066,806
Oak Mill II	Germantown, MD	1985	192	854,133	10,233,947	6,320,715	854,133	16,554,662	17,408,795	(9,400,865)	8,007,930	9,600,000
Oaks	Santa Clarita, CA	2000	520	23,400,000	61,020,438	2,934,000	23,400,000	63,954,438	87,354,438	(20,238,980)	67,115,458	40,260,939
Olde Redmond Place	Redmond, WA	1986	192	4,807,100	14,126,038	4,182,775	4,807,100	18,308,813	23,115,913	(9,376,336)	13,739,577	(L)
Olympus Towers	Seattle, WA (G)	2000	328	14,752,034	73,335,425	3,333,107	14,752,034	76,668,532	91,420,566	(22,080,839)	69,339,727	49,875,780
Parc East Towers	New York, NY (G)	1977	324	102,163,000	108,989,402	5,871,189	102,163,000	114,860,591	217,023,591	(23,094,592)	193,928,999	17,081,217
Park Meadow	Gilbert, AZ	1986	225	835,217	15,120,769	2,364,618	835,217	17,485,387	18,320,604	(9,072,518)	9,248,086	(L)
Parkfield	Denver, CO	2000	476	8,330,000	28,667,618	2,473,044	8,330,000	31,140,662	39,470,662	(12,454,063)	27,016,599	23,275,000
Promenade at Peachtree	Chamblee, GA	2001	406	10,120,250	31,219,739	1,765,724	10,120,250	32,985,463	43,105,713	(9,938,378)	33,167,335	(K)
Promenade at Town Center II	Valencia, CA	2001	270	13,500,000	34,405,636	629,459	13,500,000	35,035,095	48,535,095	(10,422,317)	38,112,778	32,039,955
Providence	Bothell, WA	2000	200	3,573,621	19,055,505	581,521	3,573,621	19,637,026	23,210,647	(6,033,468)	17,177,179	(J)
Reserve at Clarendon Centre, The	Arlington, VA (G)	2003	252	10,500,000	52,812,935	2,624,457	10,500,000	55,437,392	65,937,392	(16,220,530)	49,716,862	(K)
EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2011

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/11
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/11 (B)	Encumbrances
Reserve at Eisenhower, The	Alexandria, VA	2002	226	6,500,000	34,585,059	1,115,888	6,500,000	35,700,947	42,200,947	(11,325,598)	30,875,349	(K)
Reserve at Empire Lakes	Rancho Cucamonga, CA	2005	467	16,345,000	73,080,670	1,563,160	16,345,000	74,643,830	90,988,830	(18,094,411)	72,894,419	(J)
Reserve at Fairfax Corner	Fairfax, VA	2001	652	15,804,057	63,129,051	2,789,752	15,804,057	65,918,803	81,722,860	(22,334,850)	59,388,010	84,778,875
Reserve at Potomac Yard	Alexandria, VA	2002	588	11,918,917	68,862,641	4,860,030	11,918,917	73,722,671	85,641,588	(20,497,931)	65,143,657	66,470,000
Reserve at Town Center (WA)	Mill Creek, WA	2001	389	10,369,400	41,172,081	1,724,572	10,369,400	42,896,653	53,266,053	(12,420,185)	40,845,868	29,160,000
Rianna II	Seattle, WA (G)	2002	78	2,161,840	14,433,614	45,932	2,161,840	14,479,546	16,641,386	(1,731,383)	14,910,003	10,305,157
Rockingham Glen	West Roxbury, MA	1974	143	1,124,217	7,515,160	1,721,493	1,124,217	9,236,653	10,360,870	(4,122,488)	6,238,382	1,281,181
Rolling Green (Amherst)	Amherst, MA	1970	204	1,340,702	8,962,317	3,427,182	1,340,702	12,389,499	13,730,201	(5,922,934)	7,807,267	1,938,119
Rolling Green (Milford)	Milford, MA	1970	304	2,012,350	13,452,150	4,468,232	2,012,350	17,920,382	19,932,732	(8,147,381)	11,785,351	4,131,247
San Marcos Apartments	Scottsdale, AZ	1995	320	20,000,000	31,261,609	1,509,168	20,000,000	32,770,777	52,770,777	(8,842,012)	43,928,765	32,900,000
Savannah Lakes	Boynton Beach, FL	1991	466	7,000,000	30,263,310	5,847,909	7,000,000	36,111,219	43,111,219	(13,118,776)	29,992,443	36,610,000
Savannah Midtown	Atlanta, GA	2000	322	7,209,873	29,371,164	2,796,529	7,209,873	32,167,693	39,377,566	(9,774,166)	29,603,400	17,800,000
Savoy I	Aurora, CO	2001	444	5,450,295	38,765,670	2,297,824	5,450,295	41,063,494	46,513,789	(12,563,141)	33,950,648	(L)
Sheffield Court	Arlington, VA	1986	597	3,342,381	31,337,332	10,473,862	3,342,381	41,811,194	45,153,575	(23,499,476)	21,654,099	(L)
Sonata at Cherry Creek	Denver, CO	1999	183	5,490,000	18,130,479	1,264,429	5,490,000	19,394,908	24,884,908	(7,685,155)	17,199,753	19,190,000
Sonterra at Foothill Ranch	Foothill Ranch, CA	1997	300	7,503,400	24,048,507	1,610,524	7,503,400	25,659,031	33,162,431	(12,408,332)	20,754,099	(L)
South Winds	Fall River, MA	1971	404	2,481,821	16,780,359	4,016,098	2,481,821	20,796,457	23,278,278	(9,547,635)	13,730,643	3,892,847
Stonegate (CO)	Broomfield, CO	2003	350	8,750,000	32,998,775	2,848,652	8,750,000	35,847,427	44,597,427	(10,226,676)	34,370,751	(J)
Stoney Ridge	Dale City, VA	1985	264	8,000,000	24,147,091	5,439,826	8,000,000	29,586,917	37,586,917	(9,419,073)	28,167,844	14,746,374
Stonybrook	Boynton Beach, FL	2001	264	10,500,000	24,967,638	1,077,280	10,500,000	26,044,918	36,544,918	(7,136,693)	29,408,225	20,371,693
Summerhill Glen	Maynard, MA	1980	120	415,812	3,000,816	795,902	415,812	3,796,718	4,212,530	(1,787,805)	2,424,725	1,044,076
Summerset Village	Chatsworth, CA	1985	280	2,629,804	23,670,889	4,102,785	2,629,804	27,773,674	30,403,478	(14,824,486)	15,578,992	38,039,912
Summit at Lake Union	Seattle, WA	1995 -1997	150	1,424,700	12,852,461	3,752,142	1,424,700	16,604,603	18,029,303	(8,410,967)	9,618,336	(L)
Sunforest	Davie, FL	1989	494	10,000,000	32,124,850	4,492,406	10,000,000	36,617,256	46,617,256	(12,704,849)	33,912,407	(L)
Sunforest II	Davie, FL	(F)	—	—	355,520	—	—	355,520	355,520	—	355,520	(L)
Talleyrand	Tarrytown, NY (I)	1997-1998	300	12,000,000	49,838,160	3,809,456	12,000,000	53,647,616	65,647,616	(19,860,971)	45,786,645	35,000,000
Teresina	Chula Vista, CA	2000	440	28,600,000	61,916,670	1,938,218	28,600,000	63,854,888	92,454,888	(16,411,428)	76,043,460	43,424,197
Touriel Building	Berkeley, CA (G)	2004	35	2,736,000	7,810,027	120,712	2,736,000	7,930,739	10,666,739	(1,731,390)	8,935,349	5,050,000
Town Square at Mark Center I (fka Millbrook I)	Alexandria, VA	1996	406	24,360,000	86,178,714	2,534,882	24,360,000	88,713,596	113,073,596	(22,922,510)	90,151,086	64,680,000
Town Square at Mark Center Phase II	Alexandria, VA	2001	272	15,568,464	55,029,607	194,734	15,568,464	55,224,341	70,792,805	(5,679,993)	65,112,812	46,013,583
Tradition at Alafaya	Oviedo, FL	2006	253	7,590,000	31,881,505	289,137	7,590,000	32,170,642	39,760,642	(9,148,562)	30,612,080	(K)
Tuscany at Lindbergh	Atlanta, GA	2001	324	9,720,000	40,874,023	1,915,043	9,720,000	42,789,066	52,509,066	(13,014,206)	39,494,860	32,360,000
Uptown Square	Denver, CO (G)	1999/2001	696	17,492,000	100,696,541	2,529,750	17,492,000	103,226,291	120,718,291	(28,417,401)	92,300,890	88,550,000
Versailles	Woodland Hills, CA	1991	253	12,650,000	33,656,292	4,126,653	12,650,000	37,782,945	50,432,945	(12,624,925)	37,808,020	30,372,953
Via Ventura	Scottsdale, AZ	1980	328	1,351,785	13,382,006	8,124,724	1,351,785	21,506,730	22,858,515	(15,047,425)	7,811,090	(K)
Village at Lakewood	Phoenix, AZ	1988	240	3,166,411	13,859,090	2,288,898	3,166,411	16,147,988	19,314,399	(8,345,890)	10,968,509	(L)
Vintage	Ontario, CA	2005-2007	300	7,059,230	47,677,762	246,411	7,059,230	47,924,173	54,983,403	(10,944,256)	44,039,147	33,000,000
Warwick Station	Westminster, CO	1986	332	2,274,121	21,113,974	3,143,399	2,274,121	24,257,373	26,531,494	(12,481,108)	14,050,386	8,355,000
Westgate Pasadena Apartments	Pasadena, CA	2010	480	22,898,848	133,521,158	22,444	22,898,848	133,543,602	156,442,450	(4,615,636)	151,826,814	97,145,000
Westwood Glen	Westwood, MA	1972	156	1,616,505	10,806,004	1,729,627	1,616,505	12,535,631	14,152,136	(4,951,551)	9,200,585	223,541
Whisper Creek	Denver, CO	2002	272	5,310,000	22,998,558	988,597	5,310,000	23,987,155	29,297,155	(6,870,894)	22,426,261	13,580,000
Wilkins Glen	Medfield, MA	1975	103	538,483	3,629,943	1,528,761	538,483	5,158,704	5,697,187	(2,335,788)	3,361,399	882,098
Windridge (CA)	Laguna Niguel, CA	1989	344	2,662,900	23,985,497	6,723,847	2,662,900	30,709,344	33,372,244	(17,637,598)	15,734,646	(I)
Woodlake (WA)	Kirkland, WA	1984	288	6,631,400	16,735,484	2,897,667	6,631,400	19,633,151	26,264,551	(9,764,092)	16,500,459	(L)
Wholly Owned Encumbered			37,453	1,229,307,164	4,561,433,644	388,065,518	1,229,307,164	4,949,499,162	6,178,806,326	(1,482,040,971)	4,696,765,355	2,547,898,280
Partially Owned Unencumbered:
1401 South State (fka City Lofts)	Chicago, IL	2008	278	6,882,467	61,577,830	74,937	6,882,467	61,652,767	68,535,234	(8,211,336)	60,323,898	—
2300 Elliott	Seattle, WA	1992	92	796,800	7,173,725	6,037,779	796,800	13,211,504	14,008,304	(8,320,446)	5,687,858	—

EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2011

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/11
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/11 (B)	Encumbrances
400 Park Avenue South (EQR)	New York, NY	(F)	—	76,292,169	1,273,531	—	76,292,169	1,273,531	77,565,700	—	77,565,700	—
400 Park Avenue South (Toll)	New York, NY	(F)	—	58,090,357	—	—	58,090,357	—	58,090,357	—	58,090,357	—
Butterfield Ranch	Chino Hills, CA	(F)	—	15,617,709	4,458,157	—	15,617,709	4,458,157	20,075,866	—	20,075,866	—
Canyon Ridge	San Diego, CA	1989	162	4,869,448	11,955,063	1,820,884	4,869,448	13,775,947	18,645,395	(7,072,766)	11,572,629	—
Copper Creek	Tempe, AZ	1984	144	1,017,400	9,158,260	1,948,215	1,017,400	11,106,475	12,123,875	(6,030,660)	6,093,215	—
Country Oaks	Agoura Hills, CA	1985	256	6,105,000	29,561,865	3,283,088	6,105,000	32,844,953	38,949,953	(11,978,857)	26,971,096	—
Fox Ridge	Englewood, CO	1984	300	2,490,000	17,522,114	3,513,373	2,490,000	21,035,487	23,525,487	(9,051,210)	14,474,277	—
Hudson Crossing II	New York, NY	(F)	—	5,000,000	—	—	5,000,000	—	5,000,000	—	5,000,000	—
Monterra in Mill Creek	Mill Creek, WA	2003	139	2,800,000	13,255,123	264,501	2,800,000	13,519,624	16,319,624	(3,688,448)	12,631,176	—
Preserve at Briarcliff	Atlanta, GA	1994	182	6,370,000	17,766,322	701,402	6,370,000	18,467,724	24,837,724	(4,701,357)	20,136,367	—
Strayhorse at Arrowhead Ranch	Glendale, AZ	1998	136	4,400,000	12,968,001	268,668	4,400,000	13,236,669	17,636,669	(3,181,411)	14,455,258	—
Willow Brook (CA)	Pleasant Hill, CA	1985	228	5,055,000	38,388,672	2,571,207	5,055,000	40,959,879	46,014,879	(11,732,931)	34,281,948	—
Partially Owned Unencumbered			1,917	195,786,350	225,058,663	20,484,054	195,786,350	245,542,717	441,329,067	(73,969,422)	367,359,645	—
Partially Owned Encumbered:
Bellevue Meadows	Bellevue, WA	1983	180	4,507,100	12,574,814	4,168,565	4,507,100	16,743,379	21,250,479	(8,102,753)	13,147,726	16,538,000
Canyon Creek (CA)	San Ramon, CA	1984	268	5,425,000	18,812,121	6,048,256	5,425,000	24,860,377	30,285,377	(9,367,456)	20,917,921	28,200,000
Isle at Arrowhead Ranch	Glendale, AZ	1996	256	1,650,237	19,593,123	1,820,738	1,650,237	21,413,861	23,064,098	(10,657,381)	12,406,717	17,700,000
Lantern Cove	Foster City, CA	1985	232	6,945,000	23,064,976	3,858,408	6,945,000	26,923,384	33,868,384	(10,048,742)	23,819,642	36,455,000
Montclair Metro	Montclair, NJ	2009	163	2,400,887	43,605,687	41,720	2,400,887	43,647,407	46,048,294	(4,016,385)	42,031,909	33,418,656
Rosecliff	Quincy, MA	1990	156	5,460,000	15,721,570	1,744,506	5,460,000	17,466,076	22,926,076	(7,527,276)	15,398,800	17,400,000
Schooner Bay I	Foster City, CA	1985	168	5,345,000	20,390,618	3,819,571	5,345,000	24,210,189	29,555,189	(8,765,022)	20,790,167	28,870,000
Schooner Bay II	Foster City, CA	1985	144	4,550,000	18,064,764	3,552,438	4,550,000	21,617,202	26,167,202	(7,903,256)	18,263,946	26,175,000
Scottsdale Meadows	Scottsdale, AZ	1984	168	1,512,000	11,423,349	1,695,333	1,512,000	13,118,682	14,630,682	(6,778,792)	7,851,890	9,270,000
Surrey Downs	Bellevue, WA	1986	122	3,057,100	7,848,618	2,148,814	3,057,100	9,997,432	13,054,532	(4,730,062)	8,324,470	9,829,000
Virgil Square	Los Angeles, CA	1979	142	5,500,000	15,216,613	1,559,212	5,500,000	16,775,825	22,275,825	(4,665,674)	17,610,151	9,900,000
Partially Owned Encumbered			1,999	46,352,324	206,316,253	30,457,562	46,352,324	236,773,815	283,126,139	(82,562,799)	200,563,340	233,755,656
Portfolio/Entity Encumbrances (1)												1,329,833,000
Total Consolidated Investment in Real Estate			117,073	$4,742,556,710	$14,306,448,590	$1,358,940,646	$4,742,556,710	$15,665,389,236	$20,407,945,946	$(4,539,582,870)	$15,868,363,076	$4,111,486,936

(1)	See attached Encumbrances Reconciliation

EQUITY RESIDENTIAL
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2011
NOTES:

(A)	The balance of furniture & fixtures included in the total investment in real estate amount was $1,292,124,515 as of December 31, 2011.

(B)	The cost, net of accumulated depreciation, for Federal Income Tax purposes as of December 31, 2011 was approximately $11.4 billion.

(C)
The life to compute depreciation for building is 30 years, for building improvements ranges from 5 to 15 years, for furniture & fixtures and replacements is 5 to 10 years, and for in-place leases is the average remaining term of each respective lease.

(D)
This asset consists of various acquisition dates and largely represents furniture, fixtures and equipment, leasehold improvements and capitalized software costs owned by the Management Business, which are generally depreciated over periods ranging from 3 to 7 years.

(E)	Primarily represents capital expenditures for major maintenance and replacements incurred subsequent to each property’s acquisition date.

(F)	Represents land and/or construction-in-progress on projects either held for future development or projects currently under development.

(G)	A portion or all of these properties includes commercial space (retail, parking and/or office space).

(H)	Total properties and units exclude the Military Housing consisting of 2 properties and 4,901 units.

(I)	through (L) See Encumbrances Reconciliation schedule.

(M)	Boot property for Freddie Mac mortgage pool.